INVESTMENTS - Schedule of Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 1,440	$ 1,116
Due after one year through five years	10,746	8,774
Due after five years through ten years	6,722	4,764
Due after ten years	1,830	1,826
Amortized Cost	34,620	29,934
Fair Value
Due in one year or less	1,405	1,080
Due after one year through five years	10,819	8,480
Due after five years through ten years	6,781	4,523
Due after ten years	1,772	1,723
Fair Value	34,573	28,908
Amortized Cost
Due in one year or less	25	7
Due after one year through five years	68	67
Due after five years through ten years	4	37
Due after ten years	148	150
Amortized Cost	573	765
Fair Value
Due in one year or less	25	7
Due after one year through five years	69	67
Due after five years through ten years	4	35
Due after ten years	155	152
Fair Value	576	759
Asset-backed securities
Amortized Cost
Amortized Cost	5,094	5,994
Fair Value
Fair Value	5,077	5,982
Amortized Cost
Amortized Cost	328	484
Fair Value
Fair Value	322	477
Agency commercial
Amortized Cost
Amortized Cost	404	0
Fair Value
Fair Value	412	0
Non-agency commercial
Amortized Cost
Amortized Cost	1,151	965
Fair Value
Fair Value	1,121	900
Agency residential
Amortized Cost
Amortized Cost	5,544	5,205
Fair Value
Fair Value	5,465	4,931
Non-agency residential
Amortized Cost
Amortized Cost	1,689	1,291
Fair Value
Fair Value	1,721	1,289
Agency commercial
Fair Value
Fair Value		900
Amortized Cost
Amortized Cost	0	21
Fair Value
Fair Value	$ 0	$ 21